Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
23.	Property, plant and equipment
23.1. By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2018	6,665		75,002	42,521	52,462	—	176,650

Additions	4		1,751	8,707	6	—	10,468
Additions to / review of estimates of decommissioning costs	—		—	—	4,778	—	4,778
Capitalized borrowing costs	—		—	1,810	—	—	1,810
Write-offs	(61)		(16)	(327)	(27)	—	(431)
Transfers	(93)		13,720	(18,667)	4,086	—	(954)
Depreciation, amortization and depletion	(359)		(6,529)	—	(5,028)	—	(11,916)
Impairment recognition	—		(742)	(250)	(1,686)	—	(2,678)
Impairment reversal	—		309	23	226	—	558
Cumulative translation adjustment	(946)		(7,467)	(4,891)	(7,598)	—	(20,902)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	—	157,383

Cost	7,829		128,711	28,926	77,141	—	242,607
Accumulated depreciation, amortization and depletion	(2,619)		(52,683)	—	(29,922)	—	(85,224)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	—	157,383

Adoption of IFRS 16	—		—	—	—	26,575	26,575
Additions	—		2,784	5,269	145	2,332	10,530
Additions to / review of estimates of decommissioning costs (note 20)	—		—	—	5,497	—	5,497
Capitalized borrowing costs	—		—	1,336	—	—	1,336
Reimbursement under the Transfer of Rights Agreement	—		—	—	(8,319)	—	(8,319)
Write-offs	(3)		(92)	(293)	(407)	(21)	(816)
Transfers	478		6,055	(10,466)	4,879	126	1,072
Transfers to assets held for sale	(803)		(4,942)	(621)	(1,204)	(1,339)	(8,909)
Depreciation, amortization and depletion	(231)		(6,106)	—	(4,756)	(5,019)	(16,112)
Impairment recognition (note 25)	(2)		(1,298)	(1,453)	(743)	(161)	(3,657)
Impairment reversal (note 25)	—		236	80	459	—	775
Cumulative translation adjustment	(199)		(2,287)	(826)	(1,873)	(905)	(6,090)

Balance at December 31, 2019	4,450		70,378	21,952	40,897	21,588	159,265

Cost	6,856		119,993	21,952	70,647	26,440	245,888
Accumulated depreciation, amortization and depletion	(2,406)		(49,615)	—	(29,750)	(4,852)	(86,623)

Balance at December 31, 2019	4,450		70,378	21,952	40,897	21,588	159,265

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31)		Units of production method	8 (2 to 47)

(*)
It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.

(**)	See note 31 for assets under construction by operating segment.
(***)
It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated with the exploration and production of oil and gas.

For the year ended December 31, 2019, additions to property, plant and equipment primarily relate to the development of oil and gas production in the pre-salt
area, mainly the entry into operation of two new production systems:
FPSO P-77,
located in the Búzios field; and FPSO
P-68,
located in the Berbigão field.

At the adoption of IFRS 16, the Company recognized
right-of-use
assets at an amount equal to the lease liability. The
rights-of-use
at December 31, 2019 comprise the following underlying assets:

	Platforms	Vessels	Properties	Others	Total
Balance at December 31, 2018
Adoption of IFRS 16	15,111	9,775	798	891	26,575
Additions	881	1,412	27	12	2,332
Write-offs	—	(11)	(4)	(6)	(21)
Transfers	—	—	—	126	126
Transfers to assets held for sale	(1,037)	—	—	(302)	(1,339)
Depreciation, amortization and depletion	(2,230)	(2,489)	(101)	(199)	(5,019)
Impairment recognition	—	—	—	(161)	(161)
Cumulative translation adjustment	(529)	(352)	(29)	5	(905)

Balance at December 31, 2019	12,196	8,335	691	366	21,588

Cost	14,378	10,698	778	586	26,440
Accumulated depreciation, amortization and depletion	(2,182)	(2,363)	(87)	(220)	(4,852)
Without contractual readjustment clauses	(624)	(1,942)	—	(49)	(2,615)
With contractual readjustment clauses - Brazil	(11)	(308)	(87)	(168)	(574)
With contractual readjustment clauses – abroad	(1,547)	(113)	—	(3)	(1,663)

Balance at December 31, 2019	12,196	8,335	691	366	21,588

23.2. Estimated useful life

	Buildings and improvements, equipment and other assets
Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2019
5 years or less	4,413	(3,248)	1,165
6 - 10 years	9,633	(6,468)	3,165
11 - 15 years	1,200	(562)	638
16 - 20 years	37,176	(17,162)	20,014
21 - 25 years	25,576	(5,272)	20,304
25 - 30 years	9,054	(2,753)	6,301
30 years or more	23,940	(8,827)	15,113
Units of production method	15,687	(7,729)	7,958

Total	126,679	(52,021)	74,658

Buildings and improvements	6,686	(2,406)	4,280
Equipment and other assets	119,993	(49,615)	70,378
23.3. Accounting policy for Property, plant and equipment
Property, plant and equipment are measured at the cost to acquire or construct, including all costs necessary to bring the asset to working condition for its intended use and the estimated cost of dismantling and removing the asset and restoring the site, reduced by accumulated depreciation and impairment losses.
A condition for continuing to operate certain items of property, plant and equipment, such as industrial plants, offshore plants and vessels is the performance of regular major inspections and maintenance. Those expenditures are capitalized if a maintenance campaign is expected to occur, at least, 12 months later. Otherwise, they are expensed when incurred. The capitalized costs are depreciated over the period through the next major maintenance date.

Spare parts are capitalized when they are expected to be used during more than one period and can only be used in connection with an item of property, plant and equipment. These are depreciated over the useful life of the item of property, plant and equipment to which they relate.
Borrowing costs directly attributable to the acquisition or construction of qualifying assets are capitalized as part of the costs of these assets. General borrowing costs are capitalized based on the Company’s weighted average cost of borrowings outstanding applied over the balance of assets under construction. Loans directly attributable to the construction of assets are only considered at this average rate when their financial charges are incurred upon completion of the specific construction. In general, the Company suspends capitalization of borrowing to the extent investments in a qualifying asset hibernates during a period greater than one year or whenever the asset is prepared for its intended use.
Assets directly associated to oil and gas production of a contract area without useful life lower than the estimated length of reserves depletion, such as signature bonuses, are depreciated or amortized based on the unit-of-production
method.
The
unit-of-production
method of depreciation (amortization) is computed based on a unit of production basis (monthly production) over the proved developed oil and gas reserves, except for signature bonuses for which unit of production method takes into account the monthly production over the total proved oil and gas reserves on a field-by-field
basis.
Assets related to oil and gas production with useful lives shorter than the life of the field; floating platforms and other assets unrelated to oil and gas production are depreciated on a straight-line basis over their useful lives, which are reviewed annually. Note 23.2 provides further information on the estimated useful life by class of assets. Lands are not depreciated.
Right-of-use
assets are presented as property, plant and equipment and, according to the useful lives of their respective underlying assets and the characteristics of lease agreements (term, asset transfer or exercise of call option), are depreciated using the straight-line method based on contractual terms.
23.4. Concession for exploration of oil and natural gas – Transfer of Rights Agreement (“Cessão Onerosa”)
On November 1, 2019, Petrobras signed with the Brazilian Federal Government the Amendment to the Transfer of Rights Agreement, which provides for the reimbursement to the Company of US$ 9,058, as established in the Resolution 5/2019 enacted in April 2019 by the National Energy Policy Council (
Conselho Nacional de Política Energética
– CNPE). The signing of the Amendment occurred prior to the surplus bidding round related to this agreement, after reaching the budget solution for the payment by the Federal Government to Petrobras and after meeting other conditions established by the Company’s Board of Directors.
At this signing, the Company recognized accounts receivable offsetting property, plant and equipment, in the amount of US$ 8,319 (considering the average exchange rate prevailing in the fourth quarter of the year).
On December 11, 2019, the Brazilian Federal Government paid this amount to the Company, bearing interest at SELIC rate from the date of the signing, in the amount of US$ 43, accounted for as finance income.
Information on the result of the Bidding Round for the Oil Surplus of the Transfer of Rights Agreement is presented in note 24.1.
23.5. Oil and Gas fields operated by Petrobras returned to ANP
In 2019, the following oil and gas fields were returned to ANP: Juruá, Iraúna, Barra do Ipiranga, Lagoa Branca, Nativo Oeste, Jacupemba, Mariricu Oeste, Rio Barra Seca, Rio Itaúnas Leste, Rio São Mateus Oeste and Sul de Sapinhoá. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 74 in addition to impairments recognized in prior years.
In 2018, the following oil and gas fields were returned to ANP: Japiim, Camarão Norte, part of Espadarte and part of Sibite. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 0.1 in addition to impairments recognized in prior years.
In 2017, the Mosquito, Siri and Saíra oil and gas fields were returned to ANP also due to economic unfeasibility. However, due to impairment losses recorded for these assets in prior years, these write-offs amounted to US$ 0.1.
23.6. Capitalization rate used to determine the amount of borrowing costs eligible for capitalization
The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the year ended December 31, 2019, the capitalization rate was 6.40% p.a. (6.35% p.a. for the year ended December 31, 2018).